Share Repurchase Programs (Details) shares in Millions, $ in Millions						1 Months Ended	12 Months Ended
	Aug. 29, 2016 USD ($) agreement	Jan. 28, 2016 shares	Dec. 11, 2015 USD ($)	May 01, 2015 shares	Jan. 02, 2015 USD ($)	Apr. 30, 2017 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Jan. 31, 2017 shares	Nov. 02, 2016 USD ($)	Dec. 14, 2015 shares	Jan. 05, 2015 shares	Dec. 15, 2014 USD ($)	Dec. 17, 2013 USD ($)
2016 Repurchase Program
Share repurchases
Share repurchase program, authorized amount											$ 15,000.0
Amount available for repurchases							$ 13,900.0
2014 Repurchase Program
Share repurchases
Share repurchase program, authorized amount														$ 10,000.0
Repurchase of common stock (in shares) | shares								47.5
Repurchase of common stock								$ 4,500.0
2014 Repurchase Program | August 29, 2016
Share repurchases
Number of agreements | agreement	2
Amount under ASR agreement	$ 3,600.0
ASR, shares received as a percent of notional amount										80.00%
Shares repurchased under ASR agreement (in shares) | shares										36.1
ASR, shares to be received at end of program as a percent of notional amount						20.00%
ASR, maximum number of shares (in shares) | shares						9.9
Transfer of shares to treasury stock value	2,900.0
2014 Repurchase Program | December 11, 2015
Share repurchases
Amount under ASR agreement			$ 725.0
ASR, shares received as a percent of notional amount												80.00%
Shares repurchased under ASR agreement (in shares) | shares												6.2
ASR, shares to be received at end of program as a percent of notional amount		20.00%
ASR, maximum number of shares (in shares) | shares		1.4
Transfer of shares to treasury stock value			580.0
2014 Repurchase Program | Forward contract | August 29, 2016
Share repurchases
Derivative, Notional Amount	$ 700.0
2014 Repurchase Program | Forward contract | December 11, 2015
Share repurchases
Derivative, Notional Amount			$ 145.0
Share Repurchase Program 2016 and 2014
Share repurchases
Repurchase of common stock (in shares) | shares							55.4
Repurchase of common stock							$ 4,400.0
2013 Repurchase Program
Share repurchases
Share repurchase program, authorized amount															$ 6,000.0
2013 Repurchase Program | January 02, 2015
Share repurchases
Amount under ASR agreement					$ 2,000.0
ASR, shares received as a percent of notional amount													80.00%
Shares repurchased under ASR agreement (in shares) | shares													16.8
ASR, shares to be received at end of program as a percent of notional amount				20.00%
ASR, maximum number of shares (in shares) | shares				3.1
Transfer of shares to treasury stock value					1,600.0
2013 Repurchase Program | Forward contract | January 02, 2015
Share repurchases
Derivative, Notional Amount					$ 400.0
2014 and 2013 Repurchase Programs
Share repurchases
Repurchase of common stock (in shares) | shares									48.0
Repurchase of common stock									$ 5,000.0